Condensed Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Series A-1	Series B-1	Common Stock	Additional Paid-in Capital	Treasury Stock	Accumulated Deficit	Total
Beginning Balance at Dec. 31, 2023			$ 16,215	$ 44,306,872	$ (43,346)	$ (45,624,117)	$ (1,344,376)
Beginning Balance, (in Shares) at Dec. 31, 2023	300	5	16,214,390
Stock based compensation-stock options				6,297,062			6,297,062
Stock based compensation - restricted stock			$ 31	366,591			366,622
Stock based compensation - restricted stock (in Shares)			31,335
Issuance of common stock for services			$ 12	210,165			210,177
Issuance of common stock for services, (in Shares)			11,773
Issuance of common stock and warrants for prepaid services			$ 60	2,803,840			2,803,900
Issuance of common stock and warrants for prepaid services (in Shares)			60,000
Net (loss) income						31,030,713	31,030,713
Conversion of debt and accrued interest to common stock			$ 3	15,207			15,210
Converted shares			2,942
Issuance of common stock for cash received on warrant exercises			$ 283	292,327			292,610
Issuance of common stock for cash received on warrant exercises (in Shares)			175,001
Issuance of common stock for cash received on option exercises (in Shares)			283,400
Issuance of common stock for cash received on option exercises			$ 175	349,832			350,007
Common stock repurchased and retired			$ (117)	116			(1)
Common stock repurchased and retired, (in Shares)			(117,359)
Ending Balance at Dec. 31, 2024			$ 16,662	54,642,012	(43,346)	(14,593,404)	40,021,924
Ending Balance, (in Shares) at Dec. 31, 2024	300	5	16,661,482
Stock based compensation-stock options				2,227,885			2,227,885
Stock based compensation - restricted stock			$ 65	1,020,818			1,020,883
Stock based compensation - restricted stock (in Shares)			64,503
Issuance of common stock for services			$ 1	11,999			12,000
Issuance of common stock for services, (in Shares)			861
Issuance of shares for warrant exercise			$ 17	33,317			33,334
Issuance of shares for warrant exercise, (in Shares)			16,667
Net (loss) income						3,918,735	3,918,735
Ending Balance at Jun. 30, 2025			$ 16,745	57,936,031	(43,346)	(10,674,669)	47,234,761
Ending Balance, (in Shares) at Jun. 30, 2025	300	5	16,743,513
Beginning Balance at Dec. 31, 2024			$ 16,662	54,642,012	(43,346)	(14,593,404)	40,021,924
Beginning Balance, (in Shares) at Dec. 31, 2024	300	5	16,661,482
Stock based compensation-stock options				3,225,105			3,225,105
Stock based compensation - restricted stock			$ 136	2,405,231			2,405,367
Stock based compensation - restricted stock (in Shares)			135,822
Issuance of common stock for services			$ 2	17,998			18,000
Issuance of common stock for services, (in Shares)			1,745
Net (loss) income						(6,580,912)	(6,580,912)
Issuance of common stock for cash received on warrant exercises (in Shares)			26,667
Issuance of common stock for cash received on option exercises (in Shares)			26,667
Issuance of common stock for cash received on option exercises			$ 27	48,307			48,334
Ending Balance at Dec. 31, 2025			$ 16,827	60,338,654	(43,346)	(21,174,316)	39,137,819
Ending Balance, (in Shares) at Dec. 31, 2025	300	5	16,825,716
Beginning Balance at Mar. 31, 2025			$ 16,712	56,803,199	(43,346)	(10,685,282)	46,091,283
Beginning Balance, (in Shares) at Mar. 31, 2025	300	5	16,711,012
Stock based compensation-stock options				495,874			495,874
Stock based compensation - restricted stock			$ 33	633,958			633,991
Stock based compensation - restricted stock (in Shares)			32,252
Issuance of common stock for services				3,000			3,000
Issuance of common stock for services, (in Shares)			249
Net (loss) income						10,613	10,613
Ending Balance at Jun. 30, 2025			$ 16,745	57,936,031	(43,346)	(10,674,669)	47,234,761
Ending Balance, (in Shares) at Jun. 30, 2025	300	5	16,743,513
Beginning Balance at Dec. 31, 2025			$ 16,827	60,338,654	(43,346)	(21,174,316)	39,137,819
Beginning Balance, (in Shares) at Dec. 31, 2025	300	5	16,825,716
Stock based compensation-stock options				1,668,345			1,668,345
Stock based compensation - restricted stock			$ 267	2,241,484			2,241,751
Stock based compensation - restricted stock (in Shares)			266,709
Issuance of common stock for services			$ 1	3,999			4,000
Issuance of common stock for services, (in Shares)			773
Issuance of common stock and warrants for prepaid services			$ 746	2,353,001			2,353,747
Issuance of common stock and warrants for prepaid services (in Shares)			746,269
Net (loss) income						(17,791,065)	(17,791,065)
Ending Balance at Jun. 30, 2026			$ 17,841	66,605,483	(43,346)	(38,965,381)	27,614,597
Ending Balance, (in Shares) at Jun. 30, 2026	300	5	17,839,467
Beginning Balance at Mar. 31, 2026			$ 16,985	61,889,015	(43,346)	(29,994,021)	31,868,633
Beginning Balance, (in Shares) at Mar. 31, 2026	300	5	16,984,057
Stock based compensation-stock options				1,002,280			1,002,280
Stock based compensation - restricted stock			$ 110	1,360,187			1,360,297
Stock based compensation - restricted stock (in Shares)			108,943
Issuance of common stock for services				1,000			1,000
Issuance of common stock for services, (in Shares)			198
Issuance of common stock and warrants for prepaid services			$ 746	2,353,001			2,353,747
Issuance of common stock and warrants for prepaid services (in Shares)			746,269
Net (loss) income						(8,971,360)	(8,971,360)
Ending Balance at Jun. 30, 2026			$ 17,841	$ 66,605,483	$ (43,346)	$ (38,965,381)	$ 27,614,597
Ending Balance, (in Shares) at Jun. 30, 2026	300	5	17,839,467